Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Other current assets	$ 35,368	$ 18,559
Income tax liabilities	13,466	2,903
Financial assets at fair value through profit or loss, category [member]
IFRS Statement [Line Items]
Reclassification into financial assets at fair value through profit or loss	$ 472	$ 3,732	$ 2,032